SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 5,023	$ 6,389	$ 9,295
Work-in-progress	4,875	6,201	2,536
Finished goods	680	864	813
Total inventory, net	$ 10,578	$ 13,454	$ 12,644